Revenues (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregated revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Three Months Ended March 31,
	2023	2022
Contract Types:
Licensing	$553	$540
Engineering and other services	5,801	4,308
Biorefining: carbon capture and transformation revenue	$6,354	$4,848

Joint development agreements	2,036	1,027
Contract research	1,256	1,242
Joint development and Contract research revenue	$3,292	$2,269

CarbonSmart (tangible product)	—	740

Total Revenue	$9,646	$7,857
The following table presents disaggregation of the Company’s revenues by customer location for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
	2023	2022
North America	$4,232	$4,039
Europe, Middle East, Africa (EMEA)	4,711	2,823
Asia	50	410
Australia	653	585
Total Revenue	$9,646	$7,857

The following table presents disaggregated revenue in the following categories:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Contract Types:
Licensing	$815	$540	$1,369	$1,080
Engineering and other services	8,878	5,367	14,678	9,675
Biorefining revenue	$9,693	$5,907	$16,047	$10,755

Joint development agreements	1,080	1,420	3,116	2,447
Contract research	1,137	1,543	2,393	2,785
Joint development and contract research revenue	$2,217	$2,963	$5,509	$5,232

CarbonSmart (tangible product)	1,007	982	1,007	1,722

Total Revenue	$12,917	$9,852	$22,563	$17,709
The following table presents revenue from partners in collaborative arrangements, which is included in the table above within Joint development agreements.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue from partners in collaborative agreements	462	$973	1,550	973
The following table presents revenue from related parties, which is included in the table above within both Licensing and Engineering and other services.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue from related parties, included within Licensing	815	540	1,369	1,080
Revenue from related parties, included within Engineering and other services	261	218	680	332
The following table presents disaggregation of the Company’s revenues by customer location for the three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
North America	$2,314	$3,910	$6,547	$7,949
Europe, Middle East, Africa (EMEA)	9,646	3,784	14,356	6,607
Asia	418	1,853	468	2,263
Australia	539	305	1,192	890
Total Revenue	$12,917	$9,852	$22,563	$17,709

The following table presents disaggregated revenue in the following categories (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Contract Types:
Licensing	$1,515	$540	$2,902	$1,620
Engineering and other services	10,912	2,955	25,572	12,630
Biorefining revenue	$12,427	$3,495	$28,474	$14,250

Joint development agreements	1,933	1,571	5,049	4,018
Contract research	2,987	1,315	5,380	4,100
Joint development and contract research revenue	$4,920	$2,886	$10,429	$8,118

CarbonSmart (tangible product)	2,258	1,691	3,265	3,413

Total Revenue	$19,605	$8,072	$42,168	$25,781
The following table presents revenue from partners in collaborative arrangements, which is included in the table above within Joint development agreements (in thousands).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue from partners in collaborative agreements	1,566	$760	3,116	1,733
The following table presents disaggregation of the Company’s revenues by customer location for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
North America	$4,847	$4,412	$11,309	$12,361
Europe, Middle East, Africa (EMEA)	10,732	1,287	25,088	7,894
Asia	2,137	1,888	2,690	4,151
Australia	1,889	485	3,081	1,375
Total Revenue	$19,605	$8,072	$42,168	$25,781

The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2022	2021
Contract Types:
Licensing	2,160	2,025
Engineering and other services	19,061	9,539
Carbon capture and utilization revenue	21,221	11,564

Joint development agreements	6,021	11,700
Other contract research	6,101	2,197
Research and development revenue	12,122	13,897

CarbonSmart (tangible product)	4,000	—

Total Revenue	$37,343	$25,461
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
North America	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	11,500	7,522
Asia	5,752	1,477
Australia	2,942	637
Total Revenue	$37,343	$25,461

Changes in contract assets and liabilities
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2023	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	11,241	—	—
Unbilled accounts receivable recognized in trade receivables	(10,833)	—	—
Increase on revaluation on currency	52	—	83
Reclassification from long-term to short-term	—	672	(672)
Reclassification to revenue as a result of performance obligations satisfied	—	(731)	—
Balance as of March 31, 2023	$18,460	$3,042	$10,171

The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2023	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	23,684	—	—
Increases due to cash received	—	515	—
Unbilled accounts receivable recognized in trade receivables	(20,016)	—	—
Increase on revaluation on currency	108	—	64
Reclassification from long-term to short-term	—	1,344	(1,344)
Reclassification to revenue as a result of performance obligations satisfied	—	(2,008)	—
Balance as of June 30, 2023	$21,776	$2,952	$9,480

The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2023	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	43,901	—	—
Increases due to cash received	—	4,486	—
Unbilled accounts receivable recognized in trade receivables	(37,413)	—	—
Decrease on revaluation on currency	(175)	—	(73)
Reclassification from long-term to short-term	—	2,016	(2,016)
Reclassification to revenue as a result of performance obligations satisfied	—	(6,471)	—
Balance as of September 30, 2023	$24,313	$3,132	$8,671

The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2021	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	11,700	3,476	13,901
Additions to unbilled accounts receivable	30,308	—	—
Increases due to cash received	—	996	37
Unbilled accounts receivable recognized in trade receivables	(24,062)	—	—
Change on revaluation of currency	54	—	(341)
Reclassification from non-current to current contract liabilities	—	2,837	(2,837)
Reclassification to revenue as a result of performance obligations satisfied	—	(4,208)	—
Balance as of December 31, 2022	$18,000	$3,101	$10,760

Remaining performance obligations	Remaining performance obligations consisted of the following (in thousands):

	As of
	March 31, 2023	December 31, 2022
Current	$3,042	$3,101
Non-current	10,171	10,760
Total	$13,213	$13,861
Remaining performance obligations consisted of the following (in thousands):

	As of
	June 30, 2023	December 31, 2022
Current	$2,952	$3,101
Non-current	9,480	10,760
Total	$12,432	$13,861
Remaining performance obligations consisted of the following (in thousands):

	As of
	September 30, 2023	December 31, 2022
Current	$3,132	$3,101
Non-current	8,671	10,760
Total	$11,803	$13,861
Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Current	$3,101	$3,476
Non-current	10,760	13,901
Total	$13,861	$17,377